Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information

NOTE 7 SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

TEMPORARY INVESTMENTS

In millions at December 31	2011	2010
Temporary Investments	$2,904	$1,752

ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable, net of allowances, by classification were:

In millions at December 31	2011	2010
Accounts and notes receivable:
Trade	$3,039	$2,854
Other	447	185
Total	$3,486	$3,039

INVENTORIES

In millions at December 31	2011	2010
Raw materials	$368	$419
Finished pulp, paper and packaging products	1,503	1,505
Operating supplies	390	364
Other	59	59
Inventories	$2,320	$2,347

The last-in, first-out inventory method is used to value most of International Paper's U.S. inventories. Approximately 70% of total raw materials and finished products inventories were valued using this method. If the first-in, first-out method had been used, it would have increased total inventory balances by approximately $350 million and $334 million at December 31, 2011 and 2010, respectively.

PLANTS, PROPERTIES AND EQUIPMENT

In millions at December 31	2011	2010
Pulp, paper and packaging facilities
Mills	$22,494	$22,935
Packaging plants	6,358	6,534
Other plants, properties and equipment	1,556	1,524
Gross cost	30,408	30,993
Less: Accumulated depreciation	18,591	18,991
Plants, properties and equipment, net	$11,817	$12,002

In millions	2011	2010	2009
Depreciation expense	$1,263	$1,396	$1,416

INTEREST

Cash payments related to interest were as follows:

In millions	2011	2010	2009
Interest payments	$629	$657	$656

Amounts related to interest were as follows:

In millions	2011	2010	2009
Interest expense (a)	$596	$643	$702
Interest income (a)	55	35	33
Capitalized interest costs	22	14	12

(a)

Interest expense and interest income exclude approximately $49 million, $44 million and $117 million in 2011, 2010 and 2009, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 11).

SALE OF FORESTLANDS

On September 23, 2010, the Company finalized the sale of 163,000 acres of properties located in the southeastern United States to an affiliate of Rock Creek Capital (the Partnership) for $199 million, resulting in a $50 million pre-tax gain ($31 million after taxes), after expenses. Cash of $160 million was received at closing, with the balance of $39 million, plus interest, to be received no later than three years from closing. In addition, the Company has retained a 20% profit interest in the Partnership. The gain on this sale is included in Cost of products sold in the accompanying consolidated statement of operations.